As filed with the Securities and Exchange Commission on July 12, 2005
                     Registration Nos. 2-99810 and 811-04391

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         Pre-Effective Amendment
         Post-Effective Amendment No. 82

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940
         Amendment No. 80

                                   PBHG FUNDS
         (Exact name of registrant as specified in Declaration of Trust)

               1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, Including Area Code (610) 647-4100

                                David J. Bullock
                           Liberty Ridge Capital, Inc.
               1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087
                     (Name and Address of Agent For Service)

                                   Copies to:

    William H. Rheiner, Esq.              and to       John M. Zerr, Esq.
Ballard Spahr Andrews & Ingersoll                    Liberty Ridge Capital, Inc.
 1735 Market Street, 51st Floor                       1400 Liberty Ridge Drive
  Philadelphia, PA 19103-7599                             Wayne, PA 19087
        (215) 864-8600                                    (610) 647-4100

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Filing.

It is proposed that this filing will become effective (check appropriate box)
         [ ] immediately upon filing pursuant to paragraph (b)
         [X] on July 18, 2005 pursuant to paragraph (b)
         [ ] 60 days after filing pursuant to paragraph (a)(1)
         [ ] on [date] pursuant to paragraph (a)(1)
         [ ] 75 days after filing pursuant to paragraph (a)(2)
         [ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

         this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Offered: Common Stock

Explanatory Note:
The sole purpose of this filing is to delay the effective date of the Registrant's Post-Effective Amendment No. 81 to the Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on May 13, 2005 ("PEA No. 81"), to July 18, 2005.


                     Contents of the Registration Statement

Cover Page

Contents of Registration Page

Prospectus - incorporated herein by reference to Post-Effective Amendment No. 81 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on May 13, 2005, Edgar Accession No. 0001135428-05-000265.

Statement of Additional Information - incorporated herein by reference to Post-Effective Amendment No. 81 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on May 13, 2005, Edgar Accession No. 0001135428-05-000265.

Part C - incorporated herein by reference to Post-Effective Amendment No. 81 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on May 13, 2005, Edgar Accession No.
0001135428-05-000265.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 82 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this Township of Tredyffrin and Commonwealth of Pennsylvania on this 12th day of July, 2005.

                                                       BHG FUNDS
                                                       Registrant

                                                       By: /s/ David J. Bullock
                                                           ---------------------
                                                           David J. Bullock
                                                           President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 82 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

               Signature                    Title                                  Date
               ---------                    -----                                  ----
                                   *
------------------------------------
John R. Bartholdson                         Trustee                             July 12, 2005

                                   *
------------------------------------
Jettie M. Edwards                           Trustee                             July 12, 2005

                                   *
------------------------------------
Albert A. Miller                            Trustee                             July 12, 2005

                                   *
------------------------------------
Leigh A. Wilson                             Trustee                             July 12, 2005

/s/ David J. Bullock                        Trustee and
David J. Bullock                            Chief Executive Officer             July 12, 2005

/s/ Mark Black                              Treasurer, Chief Financial
Mark Black                                  Officer and Controller              July 12, 2005



                                                             By /s/ John M. Zerr
                                                                ----------------
                                                                John M. Zerr
                                                                Attorney-in-Fact
